Finance Expense - Summary of Finance Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of finance expense [abstract]
Interest expense	₨ 5,616		₨ 3,451	₨ 2,675
Exchange fluctuation on foreign currency borrowings, net	1,759		2,379	3,267
Total	₨ 7,375	$ 107	₨ 5,830	₨ 5,942